Dividends on ordinary shares (Narrative) (Details) - Ordinary shares [member] - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Consolidated and separate financial statements [line items]
Dividends approved, per share		£ 0.09
Par value per share		0.25
Total Dividend, per share	£ 0.03	£ 0.06
Ordinary shares in issue		17,322
Interim dividends		£ 517	£ 427
Dividends declared		£ 684	£ 341